Loans and Allowance for Loan Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of the allowance for loan losses
Balance at beginning of period	$ 18,113	$ 12,477	$ 11,652
Additions:
(Release of) provision for loan losses	(1,700)	5,800	1,150
Deductions:
Loans charged off	488	509	793
Less recoveries on loans	(978)	(345)	(468)
Net loans charged off	(490)	164	325
Balance at end of period	16,903	18,113	12,477
Amount of PPP loans funded during the period	$ 47,500	88,400
Percentage credit guarantee from the SBA for the PPP loans (in percent)	100.00%
Allowance for PPP loans	$ 0
SBA PPA loans, net	$ 8,400
SBA PPP loans interest rate	1.00%
Commercial, Financial, and Agricultural
Summary of the allowance for loan losses
Balance at beginning of period	$ 5,121	2,918	3,237
Additions:
(Release of) provision for loan losses	(2,431)	2,241	(168)
Deductions:
Loans charged off	194	207	295
Less recoveries on loans	(221)	(169)	(144)
Net loans charged off	(27)	38	151
Balance at end of period	2,717	5,121	2,918
SBA PPA loans, net	8,400
Real Estate Construction - Residential
Deductions:
SBA PPA loans, net	63,300
Real Estate Construction - Residential | Construction
Summary of the allowance for loan losses
Balance at beginning of period	213	64	140
Additions:
(Release of) provision for loan losses	(89)	85	(126)
Deductions:
Loans charged off	0	0	0
Less recoveries on loans	(13)	(64)	(50)
Net loans charged off	(13)	(64)	(50)
Balance at end of period	137	213	64
Real Estate Construction - Residential | Mortgages
Summary of the allowance for loan losses
Balance at beginning of period	2,679	2,118	2,071
Additions:
(Release of) provision for loan losses	(365)	568	195
Deductions:
Loans charged off	22	52	277
Less recoveries on loans	(190)	(45)	(129)
Net loans charged off	(168)	7	148
Balance at end of period	2,482	2,679	2,118
Real Estate Construction - Commercial | Construction
Summary of the allowance for loan losses
Balance at beginning of period	475	369	757
Additions:
(Release of) provision for loan losses	(362)	106	(388)
Deductions:
Loans charged off	0	0	0
Less recoveries on loans	(475)	0	0
Net loans charged off	(475)	0	0
Balance at end of period	588	475	369
Real Estate Construction - Commercial | Mortgages
Summary of the allowance for loan losses
Balance at beginning of period	9,354	6,547	4,914
Additions:
(Release of) provision for loan losses	1,348	2,838	1,618
Deductions:
Loans charged off	43	39	25
Less recoveries on loans	(3)	(8)	(40)
Net loans charged off	40	31	(15)
Balance at end of period	10,662	9,354	6,547
Installment and other consumer
Summary of the allowance for loan losses
Balance at beginning of period	264	381	334
Additions:
(Release of) provision for loan losses	145	35	138
Deductions:
Loans charged off	229	211	196
Less recoveries on loans	(76)	(59)	(105)
Net loans charged off	153	152	91
Balance at end of period	256	264	381
Un- allocated
Summary of the allowance for loan losses
Balance at beginning of period	7	80	199
Additions:
(Release of) provision for loan losses	54	(73)	(119)
Deductions:
Loans charged off	0	0	0
Less recoveries on loans	0	0	0
Net loans charged off	0	0	0
Balance at end of period	$ 61	$ 7	$ 80